Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Operating activities
(Loss)/profit after tax	€ (240.8)		€ (1,015.1)	€ 648.7
Adjustments to reconcile profit after tax to net cash provided by operating activities
Depreciation	719.4		571.0	748.7
(Increase)/decrease in inventories	(0.7)		(0.3)	(0.4)
Tax (credit)/expense on (loss)/profit	(189.0)		(93.6)	21.6
Share-based payments	8.6		3.6	7.0
Decrease/(increase) in trade receivables	(24.9)		48.9	(8.1)
Increase/(decrease) in other assets	(241.4)		(3.5)	61.9
Decrease/(increase) in trade payables	284.6		(407.6)	15.2
(Decrease)/increase in accrued expenses & other liabilities	1,722.8		(1,318.8)	(401.4)
Increase/(decrease) in provisions	45.5		(21.9)	(55.7)
Decrease in finance income				2.9
(Decrease) in finance expense	(6.6)		(3.7)
Hedge ineffectiveness/foreign exchange	(146.5)	[1]	(294.1)	407.2
Income tax refunded/(paid)	9.5		87.1	(120.5)
Net cash from/(used in) operating activities	1,940.5		(2,448.0)	1,327.1
Investing activities
Capital expenditure - purchase of property, plant and equipment	(1,181.6)		(294.7)	(578.8)
Supplier reimbursements for property, plant and equipment	113.9		377.6
Proceeds from sale of property, plant and equipment	110.5		112.1
Decrease in restricted cash	11.4		0.3	0.5
(Increase)/decrease in financial assets: cash > 3 months	(468.6)		741.7	277.2
Net cash (used in)/from investing activities	(1,414.4)		937.0	(301.1)
Financing activities
Shareholder returns (net of tax)	0.0		0.0	(580.5)
Net proceeds from shares issued	46.8		421.0	19.1
Proceeds from borrowings	1,192.0	[2]	2,228.6	750.0
Repayments of borrowings	(1,722.3)		(950.3)	(408.1)
Lease liabilities paid	(53.0)		(76.8)	(67.5)
Net cash (used in)/from financing activities	(536.5)		1,622.5	(287.0)
(Decrease)/increase in cash and cash equivalents	(10.4)		111.5	739.0
Net foreign exchange differences	28.7		(27.2)	151.8
Cash and cash equivalents at beginning of year	2,650.7		2,566.4	1,675.6
Cash and cash equivalents at end of year	2,669.0		2,650.7	2,566.4
Interest income received			0.2	24.4
Interest expense paid	€ (86.6)		€ (59.2)	€ (74.3)

[1]	Includes an exceptional gain of €131m, attributable to the fair value measurement of jet fuel call options
[2]	€1.2bn bond net of transaction costs